Other intangible assets	12 Months Ended
Dec. 31, 2012
Other intangible assets
21 Other intangible assets
	2012			2011

end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount

Other intangible assets (CHF million)

Tradenames/trademarks	25	(21)	4	26	(21)	5

Client relationships	314	(146)	168	369	(193)	176

Other	8	(2)	6	7	(1)	6

Total amortizing other intangible assets	347	(169)	178	402	(215)	187

Non-amortizing other intangible assets	65	–	65	101	–	101

of which mortgage servicing rights, at fair value	43	–	43	70	–	70

Total other intangible assets	412	(169)	243	503	(215)	288

Additional information
in	2012	2011	2010

Aggregate amortization and impairment (CHF million)

Aggregate amortization	28	30	34

Impairment	7	0	1

Estimated amortization
Estimated amortization (CHF million)

2013	25

2014	24

2015	23

2016	19

2017	19

Bank
Other intangible assets
20 Other intangible assets
	2012			2011

end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount

Other intangible assets (CHF million)

Tradenames/trademarks	25	(21)	4	26	(21)	5

Client relationships	303	(142)	161	357	(189)	168

Other	8	(2)	6	7	(1)	6

Total amortizing other intangible assets	336	(165)	171	390	(211)	179

Non-amortizing other intangible assets	72	–	72	101	–	101

of which mortgage servicing rights, at fair value	43	–	43	70	–	70

Total other intangible assets	408	(165)	243	491	(211)	280

Additional information
in	2012	2011	2010

Aggregate amortization and impairment (CHF million)

Aggregate amortization	28	30	33

Impairment	0	0	1

Estimated amortization
Estimated amortization (CHF million)

2013	25

2014	24

2015	23

2016	19

2017	19

> Refer to “Note 21 – Other intangible assets” in V – Consolidated financial statements – Credit Suisse Group for further information.